Investments - Summary of Assets and Liabilities held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets and liabilities held for sale [line items]
Equity-accounted investees	$ 30	$ 1,173
Current tax asset	24	$ 41
Deferred income tax liabilities	36
Disposal groups classified as held for sale [member]
Disclosure of assets and liabilities held for sale [line items]
Current tax asset	4
Assets held for sale	1,858
Deferred income tax liabilities	36
Disposal groups classified as held for sale [member] | SQM And APC [member]
Disclosure of assets and liabilities held for sale [line items]
Equity-accounted investees	1,146
Disposal groups classified as held for sale [member] | ICL [member]
Disclosure of assets and liabilities held for sale [line items]
Available-for-sale investment	$ 708